PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution 2025 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 19.2%
25,749  Health Care Select
Sector SPDR Fund
$ 3,759,612
1.0
1,264,669  Schwab U.S. TIPS
ETF
34,006,949
9.2
321,235  Vanguard FTSE
Developed Markets
ETF
16,328,375
4.4
81,194  Vanguard FTSE
Emerging Markets ETF
3,674,840
1.0
131,457  Vanguard Long-Term
Treasury ETF
7,573,238
2.1
115,403  Vanguard Total
International Bond ETF
5,633,975
1.5
Total Exchange-Traded
Funds
(Cost $68,724,608)
70,976,989
19.2
MUTUAL FUNDS: 80.8%
Affiliated Investment Companies: 80.8%
1,758,041  Voya High Yield Bond
Fund - Class R6
12,095,324
3.3
11,364,032  Voya Intermediate
Bond Fund - Class R6
99,548,924
26.9
2,279,399  Voya Large Cap Value
Portfolio - Class R6
14,816,092
4.0
753,938  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
7,260,426
2.0
2,259,903  Voya Multi-Manager
International Equity
Fund - Class I
24,587,742
6.6
698,585  Voya Multi-Manager
Mid Cap Value Fund
- Class I
6,489,856
1.7
96,450  Voya Russell
TM
Large
Cap Growth Index
- Class I
7,112,247
1.9
2,302,204  Voya Short Duration
Bond Fund - Class R6
21,571,648
5.8
1,496,149  Voya U.S. Stock Index
Portfolio - Class I
29,010,321
7.8
2,975,727  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
28,090,866
7.6
1,299,146  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
36,661,907
9.9
497,495  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
5,293,350
1.4
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
78,990  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 7,056,181
1.9
Total Mutual Funds
(Cost $293,935,334)
299,594,884
80.8
Total Long-Term
Investments
(Cost $362,659,942)
370,571,873
100.0
Total Investments in
Securities
(Cost $362,659,942) $ 370,571,873 100.0
Assets in Excess of
Other Liabilities 29,419 0.0
Net Assets $ 370,601,292 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution 2025 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 70,976,989 $ — $ — $ 70,976,989
Mutual Funds 299,594,884 — — 299,594,884
Total Investments, at fair value $ 370,571,873 $ — $ — $ 370,571,873
Other Financial Instruments+
Futures 21 — — 21
Total Assets $ 370,571,894 $ — $ — $ 370,571,894
Liabilities Table
Other Financial Instruments+
Futures $ (30,590) $ — $ — $ (30,590)
Total Liabilities $ (30,590) $ — $ — $ (30,590)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 12,410,992 $ 278,709 $ (501,193) $ (93,184) $ 12,095,324 $ 200,735 $ 24,196 $ —
Voya Intermediate Bond Fund -
Class R6
98,414,388 5,208,786 (6,446,928) 2,372,678 99,548,924 1,076,290 (832,462) —
Voya Large Cap Value Portfolio -
Class R6
14,379,951 557,007 (529,296) 408,430 14,816,092 — 43,260 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
7,272,496 234,409 (424,378) 177,899 7,260,426 — 54,619 —
Voya Multi-Manager International
Equity Fund - Class I
26,862,448 266,375 (3,722,121) 1,181,040 24,587,742 — 529,255 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
6,256,126 597,733 (231,341) (132,662) 6,489,856 — 19,152 —
Voya Russell
TM
Large Cap Growth
Index - Class I
7,836,054 437,342 (235,861) (925,288) 7,112,247 — 147,506 —
Voya Short Duration Bond Fund -
Class R6
19,225,807 3,165,432 (904,592) 85,001 21,571,648 240,222 4,490 —
Voya Small Company Fund - Class
R6
2,676,000 2,163 (2,489,990) (188,173) — — 221,925 —
Voya U.S. Stock Index Portfolio -
Class I
41,283,781 1,259,160 (9,715,906) (3,816,714) 29,010,321 — 2,733,790 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
27,314,391 1,747,725 (1,728,803) 757,553 28,090,866 — (163,081) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
37,638,308 523,537 (1,408,278) (91,660) 36,661,907 — 57,875 —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
6,270,476 217,828 (712,143) (482,811) 5,293,350 — 90,019 —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution 2025 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 7,694,574 $ 422,356 $ (223,657) $ (837,092) $ 7,056,181 $ — $ 82,558 $ —
$ 315,535,792 $ 14,918,562 $ (29,274,487) $ (1,584,983) $ 299,594,884 $ 1,517,247 $ 3,013,102 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 18 06/20/25 $ 1,824,390 $ (30,590)
$ 1,824,390 $ (30,590)
Short Contracts:
U.S. Treasury 2-Year Note (9) 06/30/25 (1,864,547) 21
$ (1,864,547) $ 21
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 10,206,297
Gross Unrealized Depreciation (2,294,366)
Net Unrealized Appreciation $ 7,911,931